Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Cash flows from operating activities
Net loss	$ (5,913,892)	$ (2,955,079)	$ (26,315,396)	$ (6,317,373)
Adjustments for non-cash income and expenses:
Depreciation of property, plant and equipment	50,074	137,106	251,878	132,170
Amortization of technology-related intangible assets	1,804,838	2,078,694	4,157,388	4,157,389
Stock based expense	3,261,676
Technology-related intangible asset impairment			20,580,040
Property, plant and equipment impairment and abandonments				21,387
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivables	4,944	1,444	(18,784)	41,830
Decrease/(increase) in inventories	79,394	(94,838)	170,431	(11,482)
Decrease in deposit, prepayments and advances to suppliers	26,788	128,099	502,701	214,159
Decrease in operating lease right-of-use assets	51,299	41,049	71,374	170,999
Increase/(decrease) in accounts payable and accruals	(105,622)	81,853	97,012	(45,942)
Decrease in deferred revenue	(1,325)	(40,296)	(430,057)	(73,003)
Decrease in operating lease liabilities	(51,409)	(43,128)	(74,706)	(189,830)
Increase/(decrease) in other payables	54,840	(48)	68,344	(4,493)
Increase in amounts due to shareholders	749,086	207,535	970,597	229,794
Net cash generated from /(used in) operations	10,691	(457,609)	30,822	(1,674,395)
Cash flows from investing activity
Purchase of property, plant and equipment		(96,186)	(146,269)	(14,189)
Cash used in investing activity		(96,186)	(146,269)	(14,189)
Cash flows from financing activities
Payments of hire purchase	(4,358)	(4,144)	(6,677)	(8,587)
Payment of offering costs			(449,576)
Proceeds from issuance of common stock				1,143,728
Proceeds from shares to be issued				991,052
Proceeds from capital contribution				266,517
Net cash (used in)/generated from financing activities	(4,358)	(4,144)	(456,253)	2,392,710
Net (decrease)/increase in cash and cash equivalents	6,333	(557,939)	(571,700)	704,126
Effect of exchange rate changes	40,143	(84,081)	(54,364)	(77,381)
Cash and cash equivalents at start of year	152,985	779,049	779,049	152,304
Cash and cash equivalents at end of year	199,461	137,029	$ 152,985	$ 779,049
Supplemental disclosure of non-cash investing and financing information :
Common stock issued for consulting service in relation to initial public offering	$ 2,718,064